1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

VIA EDGAR

August 14, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Alpine Series Trust (the “Trust”)
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to Rule 488 under the Securities Act of 1933, as amended, we are transmitting for filing with the Securities and Exchange Commission the Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganization of Alpine Equity Income Fund and Alpine Transformations Fund (each, a “Target Fund” and collectively, the “Target Funds”), each a series of the Trust, with and into Alpine Accelerating Dividend Fund (to be renamed Alpine Rising Dividend Fund effective September 9, 2015) (the “Acquiring Fund”), also a series of the Trust (the "Reorganization”).

Pursuant to Rule 488, the Registration Statement designates an effective date of September 13, 2015.

Any questions or comments on the Registration Statement should be directed to the undersigned at (202) 303-1124 or Neesa P. Sood at (202) 303-1232.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures

cc:	Matthew K. Breitman, Esq., Alpine Woods Capital Investors, LLC
cc:	Rose F. DiMartino, Willkie Farr & Gallagher LLP
cc:	Neesa P. Sood, Willkie Farr & Gallagher LLP

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